Document and Entity Information	12 Months Ended
Jun. 04, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2011
Registrant Name	FIDELITY ADVISOR SERIES I
Central Index Key	0000722574
Amendment Flag	false
Document Creation Date	Jun. 01, 2012
Document Effective Date	Jun. 04, 2012
Prospectus Date	Jun. 04, 2012